Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash	The following table details a reconciliation of cash and restricted cash within the consolidated balance sheets:
	December 31, 2023	December 31, 2022
	USD ’000	USD ’000

Cash and cash equivalents	177,022	122,143
Restricted cash (included within other assets)	18,001	15,800
Total cash, cash equivalents and restricted cash	195,023	137,943